Type						13F-HR
Period						6/30/01
Filer
CIK						0001157287
CCC						2kanyf#p

document-count				1
submission-contact
    name					JACQUELINE KEALY
    phone					(212) 207-2703


								UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	      08/13/01

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			71

Form 13F information table value total (x$1000):	$156,238


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.



Artemis Investment Management LLC
Form 13F
063001









Voting
Authority










--------




Title

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
of class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgers
Sole
Shared
None
------------------------------
---------
---------
--------
--------
---
----
-------
---------
--------
--------
--------












Accredo Health Inc
COM
00437V104
4788
128745
SH

Sole

128745


Advanced Micro Devices Inc.
COM
007903107
25
855
SH

Sole

855


Advo Inc.
COM
007585102
5310
155495
SH

Sole

155495


Agrium Inc
COM
008916108
4383
438300
SH

Sole

438300


Albertsons Inc.
COM
013104104
40
1320
SH

Sole

1320


AnnTaylor Stores
COM
036115103
39
1080
SH

Sole

1080


AutoNation Inc.
COM
05329W102
38
3280
SH

Sole

3280


Barra
COM
068313105
28
695
SH

Sole

695


BindView Development Corporati
COM
090327107
1384
655845
SH

Sole

655845


Biosource International Inc.
COM
09066H104
3346
531150
SH

Sole

531150


Borders Group Inc
COM
099709107
5575
248900
SH

Sole

248900


Brightpoint Inc.
COM
109473108
2274
784050
SH

Sole

784050


Brinker International
COM
109641100
38
1460
SH

Sole

1460


CCor.net Corp.
COM
125010108
2954
246135
SH

Sole

246135


Cabot Corp.
COM
127055101
4904
136150
SH

Sole

136150


Citigroup Inc.
COM
172967101
24
460
SH

Sole

460


Cray Inc
COM
225223106
2050
861490
SH

Sole

861490


Delta and Pine Land Co.
COM
247357106
2775
141200
SH

Sole

141200


Duane Reade Inc.
COM
263578106
3356
103255
SH

Sole

103255


Emmis Communications Corp.
COM
291525103
5754
187115
SH

Sole

187115


Entercom Communications Corp.
COM
293639100
4058
75700
SH

Sole

75700


Excel Technology Inc.
COM
30067T103
1463
66250
SH

Sole

66250


F.Y.I.
COM
302712104
4838
118000
SH

Sole

118000


Ferro Corp.
COM
315405100
40
1835
SH

Sole

1835


FleetBoston Financial Corp.
COM
339030108
37
945
SH

Sole

945


Flowserve Corp
COM
34354P105
5324
173140
SH

Sole

173140


General Cable
COM
369300108
22
1190
SH

Sole

1190


Georgia-Pacific
COM
373298108
38
1115
SH

Sole

1115


Grant Pride Co
COM
38821G101
5644
322690
SH

Sole

322690


HeadHunter,NET Inc
COM
422077107
14
2950
SH

Sole

2950


Hooper Holmes Inc.
COM
439104100
7030
689200
SH

Sole

689200


IMS Health Inc.
COM
449934108
32
1130
SH

Sole

1130


Illuminet Holdings
COM
452334105
2367
75260
SH

Sole

75260


Intl Flav & Frag
COM
459506101
35
1405
SH

Sole

1405


LCC International Inc.
COM
501810105
1480
223600
SH

Sole

223600


Lubrizol
COM
549271104
3454
111255
SH

Sole

111255


Luminex Corp
COM
55027E102
22
1095
SH

Sole

1095


MTR Gaming Group
COM
553769100
41
3070
SH

Sole

3070


Mediacom Communications Corp
COM
58446K105
4998
283000
SH

Sole

283000


Mercantile Bkshr.
COM
587405101
37
950
SH

Sole

950


Metro Goldwyn Mayer Inc.
COM
591610100
5507
243149
SH

Sole

243149


Microsoft
COM
594918104
30
415
SH

Sole

415


Office Depot
COM
676220106
6073
585040
SH

Sole

585040


Omnicare Inc.
COM
681904108
4650
230200
SH

Sole

230200


Pactiv Corporation
COM
695257105
3753
280065
SH

Sole

280065


Petroleum Geo-Svcs
COM
716597109
4180
413500
SH

Sole

413500


Pfizer, Inc.
COM
717081103
31
770
SH

Sole

770


Predictive Systems Inc
COM
74036W102
8
1965
SH

Sole

1965


Protective Life Corp
COM
743674103
4858
141345
SH

Sole

141345


Quintiles Transnational Corp.
COM
748767100
37
1450
SH

Sole

1450


Raymond James Financial
COM
754730109
39
1275
SH

Sole

1275


Regeneration Technologies Inc.
COM
75886N100
2934
333460
SH

Sole

333460


Rohm and Haas Co.
COM
775371107
39
1195
SH

Sole

1195


Sempra Energy
COM
816851109
37
1340
SH

Sole

1340


Shaw Group Inc.
COM
820280105
39
985
SH

Sole

985


Sierra Pacific Res
COM
826428104
5157
322515
SH

Sole

322515


Six Flags Inc.
COM
83001P109
7442
353710
SH

Sole

353710


Skywest
COM
830879102
6731
240380
SH

Sole

240380


Smurfit Stone Container Corp.
COM
832727101
36
2245
SH

Sole

2245


Sonus Networks
COM
835916107
24
1035
SH

Sole

1035


Southwest Airlines
COM
844741108
45
2415
SH

Sole

2415


Supervalue Inc.
COM
868536103
45
2565
SH

Sole

2565


Swift Transportation Co.
COM
870756103
51
2625
SH

Sole

2625


Sybron Dental Specialties Inc
COM
871142105
4271
208431
SH

Sole

208431


Talbots Inc.
COM
874161102
41
945
SH

Sole

945


Theragenics Corp.
COM
883375107
48
4260
SH

Sole

4260


Triad Hospitals
COM
89579K109
4628
157045
SH

Sole

157045


Tupperware Corporation
COM
899896104
35
1495
SH

Sole

1495


Valassis Communications
COM
918866104
4655
130035
SH

Sole

130035


Viacom Inc. Cl A
COM
925524100
36
675
SH

Sole

675


Z-Tel Technologies Inc.
COM
988792107
718
478800
SH

Sole

478800


REPORT SUMMARY
71
DATA
RECORDS
156238

0

















